UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/05

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ameristock Corporation
Address: 1320 Harbor Parkway Suite 145

         Alameda, CA  94502

13F File Number:  28-05193


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Nicholas Gerber
Title:     Director
Phone:     (925) 376-3490

Signature, Place, and Date of Signing:

          Moraga, CA     July 11, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager: None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total: $    1,174,888,680

List of Other Included Managers: None

List of Other Managers Reporting for this Manager: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE


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                                                                  FORM 13F INFORMATION
TABLE
                Item 1                    Item 2         Item 3        Item 4          Item 5        Item 6      Item 7      Item 8
                                                                                                   Investment                Voting
            Name of Issuer            Title of Class      CUSIP     Market Value       Shares       Descetion    Manager   Authority
====================================================================================================================================
3M Co.				      Common Stock	88579Y101 $13,919,196 	 	  192,520     Sole	  	     Sole
Abbott Laboratories		      Common Stock	002824100 $28,526,761 	 	  582,060     Sole		     Sole
Agilent Technologies Inc.	      Common Stock	00846U101 $ 6,358,124 	 	  276,200     Sole		     Sole
Allstate Corp.			      Common Stock	020002101 $26,086,850 	 	  436,600     Sole		     Sole
Automatic Data Processing	      Common Stock	053015103 $24,745,512 		  589,600     Sole		     Sole
Bank of America Corp.		      Common Stock	060505104 $48,745,849 		1,068,754     Sole		     Sole
Bellsouth Corp.			      Common Stock	079860102 $20,320,736 		  764,800     Sole		     Sole
Boeing Co.			      Common Stock	097023105 $28,641,360 		  433,960     Sole		     Sole
BP Amoco			      Common Stock	055622104 $28,776,393 	 	  461,308     Sole		     Sole
Bristol-Myers Squibb Co.	      Common Stock	110122108 $49,953,505 		1,999,740     Sole		     Sole
Caterpillar Inc.		      Common Stock	149123101 $ 6,833,727 	 	   71,700     Sole		     Sole
ChevronTexaco Corp.		      Common Stock	166764100 $24,170,190 	 	  432,228     Sole		     Sole
Citigroup Inc.			      Common Stock	172967101 $48,810,374 	 	1,055,816     Sole		     Sole
Coca-Cola Co.			      Common Stock	191216100 $25,441,615 	 	  609,380     Sole		     Sole
Comcast Corp. Cl A		      Common Stock	20030N101 $26,143,783 		  852,422     Sole		     Sole
Dell Inc.			      Common Stock	247025109 $26,268,522 	 	  665,700     Sole		     Sole
Dow Chemical			      Common Stock	260543103 $26,178,296 	 	  587,880     Sole		     Sole
Du Pont (E.I.) de Nemours	      Common Stock	263534109 $24,756,556 	 	  575,600     Sole		     Sole
Duke Energy Corp.		      Common Stock	264399106 $49,777,920 	 	1,674,333     Sole		     Sole
Exxon Mobil Corp.		      Common Stock	30231G102 $25,643,114 		  446,200     Sole		     Sole
Fannie Mae			      Common Stock	313586109 $49,603,208 	 	  849,370     Sole		     Sole
General Electric Co.		      Common Stock	369604103 $25,741,658 	 	  742,905     Sole		     Sole
General Motors Corp.		      Common Stock	370442105 $26,435,680 	 	  777,520     Sole		     Sole
Hewlett-Packard Co.		      Common Stock	428236103 $ 7,302,206 	 	  310,600     Sole		     Sole
Home Depot Inc.			      Common Stock	437076102 $ 8,075,426 		  207,595     Sole		     Sole
Intel Corp.			      Common Stock	458140100 $ 6,405,083 	 	  246,160     Sole		     Sole
International Business Machines	      Common Stock	459200101 $25,717,720 	 	  346,600     Sole		     Sole
Johnson & Johnson		      Common Stock	478160104 $26,564,200 	 	  408,680     Sole		     Sole
McDonalds Corp.			      Common Stock	580135101 $ 7,456,425 	 	  268,700     Sole		     Sole
Merck & Co. Inc.		      Common Stock	589331107 $26,270,552 	 	  852,940     Sole		     Sole
Merrill Lynch & Co. Inc.	      Common Stock	590188108 $ 6,656,210 		  121,000     Sole		     Sole
Microsoft Corp.			      Common Stock	594918104 $ 3,665,390 		  147,560     Sole		     Sole
Pepsico Inc.			      Common Stock	713448108 $20,760,893 		  384,960     Sole		     Sole
Pfizer Inc.			      Common Stock	717081103 $50,104,034 	 	1,816,680     Sole		     Sole
PNC Financial Services Group	      Common Stock	693475105 $27,920,880 	 	  512,686     Sole		     Sole
Procter & Gamble Co.		      Common Stock	742718109 $25,277,800 	 	  479,200     Sole		     Sole
Sara Lee Corp.			      Common Stock	803111103 $50,055,908 		2,526,800     Sole		     Sole
SBC Communications Inc.		      Common Stock	78387G103 $26,584,396 		1,119,343     Sole		     Sole
Texas Instruments Inc.		      Common Stock	882508104 $ 6,652,590 		  237,000     Sole		     Sole
The Walt Disney Co.		      Common Stock	254687106 $ 6,926,263 	 	  275,070     Sole		     Sole
Verizon Communications Inc.	      Common Stock	92343V104 $27,460,651 	 	  794,809     Sole		     Sole
Wachovia Corp.			      Common Stock	929903102 $24,368,480 		  491,300     Sole		     Sole
Wal-Mart Stores Inc.		      Common Stock	931142103 $24,398,840 		  506,200     Sole		     Sole
Washington Mutual Inc.		      Common Stock	939322103 $49,804,560 	 	1,224,000     Sole		     Sole
Wyeth				      Common Stock	983024100 $54,512,500 		1,225,000     Sole		     Sole

====================================================================================================================================

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